CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks	$ 652,975,869	$ 498,892,707	$ 328,212,563
Cash	151,871,913	248,262,689
Argentine Central Bank	479,050,091	225,679,189
Other local financial institutions	20,447,713	22,303,346
Others	1,606,152	2,647,483
Debt Securities at fair value through profit or loss	263,332,202	101,076,778	$ 151,797,787
Derivatives	4,627,810	8,264,332
Reverse Repo transactions		1,645,657,441
Other financial assets	28,633,163	101,259,616
Financial assets	4,108,605,647	4,054,543,851
To the non-financial public sector	3,231,834	4,507,958
To the financial sector	20,370,876	8,724,800
To the Non-Financial Private Sector and Foreign residents	2,146,475,454	1,037,378,934
Other debt instruments held	812,895,743	546,979,858
Pledged as collateral	175,351,966	101,004,445
Investments in equity instruments	710,730	796,982
Property, plant and equipment	101,936,609	111,389,656
Investment Property	78,633,619	99,293,821
Intangible assets	166,012,077	147,282,372
Deferred income tax assets	15,112,717	28,222,382
Other non-financial assets	35,542,215	40,860,794
TOTAL ASSETS	4,505,842,884	4,481,592,876
LIABILITIES
Deposits	3,173,461,243	3,373,001,922
Non-financial public sector	144,705,833	219,392,129
Financial sector	185,277	1,037,729
Non-financial private sector and foreign residents	3,028,570,133	3,152,572,064
Liabilities at fair value through profit or loss		1,323,792
Repo Transactions	33,962,592	2,047,701
Derivatives	1,734,047
Other financial liabilities	166,185,156	158,398,928
Financing received from the Argentine Central Bank and other financial institutions	39,297,868	5,862,129
Unsubordinated negotiable Obligations	51,157,866
Current income tax liability	5,230,697	1,605,312
Provisions	40,602,849	32,441,700
Deferred income tax liability	3,167,675	3,516,680
Other non-financial liabilities	192,243,877	159,403,624
TOTAL LIABILITIES	3,707,043,870	3,737,601,788
Loans and other financing
ASSETS
Financial assets	2,170,078,164	1,050,611,692
Up to 1 year [member]
ASSETS
Cash and due from banks	652,975,869	498,892,707
Cash	151,871,913	248,262,689
Argentine Central Bank	479,050,091	225,679,189
Other local financial institutions	20,447,713	22,303,346
Others	1,606,152	2,647,483
Debt Securities at fair value through profit or loss	263,332,202	101,076,778
Derivatives	4,627,810	8,264,332
Reverse Repo transactions		1,645,657,441
Other financial assets	28,633,163	101,259,616
To the non-financial public sector	3,044,334	3,994,565
To the financial sector	16,278,750	7,111,568
To the Non-Financial Private Sector and Foreign residents	1,510,377,148	869,855,860
Other debt instruments held	323,418,830	291,284,184
Pledged as collateral	175,351,966	101,004,445
Investments in equity instruments	8,018
Deferred income tax assets	336,960	4,799,212
Other non-financial assets	17,912,752	4,553,205
TOTAL ASSETS	2,996,297,802	3,637,753,913
LIABILITIES
Deposits	3,173,461,243	2,721,389,833
Non-financial public sector	144,705,833	219,392,129
Financial sector	185,277	1,037,729
Non-financial private sector and foreign residents	3,028,570,133	2,500,959,975
Liabilities at fair value through profit or loss		1,323,792
Repo Transactions	33,962,592	2,047,701
Derivatives	1,734,047
Other financial liabilities	164,540,046	156,057,662
Financing received from the Argentine Central Bank and other financial institutions	34,617,311	2,727,226
Unsubordinated negotiable Obligations	51,157,866
Current income tax liability	5,230,697	1,605,312
Provisions	109,131	52,241
Deferred income tax liability	(6,572,966)	3,516,680
Other non-financial liabilities	192,243,877	159,403,624
TOTAL LIABILITIES	3,650,483,844	3,048,124,071
Up to 1 year [member] | Loans and other financing
ASSETS
Financial assets	1,529,700,232	880,961,993
Later than one year [member]
ASSETS
To the non-financial public sector	187,500	513,393
To the financial sector	4,092,126	1,613,232
To the Non-Financial Private Sector and Foreign residents	636,098,306	167,523,074
Other debt instruments held	489,476,913	255,695,674
Investments in equity instruments	702,712	796,982
Property, plant and equipment	101,936,609	111,389,656
Investment Property	78,633,619	99,293,821
Intangible assets	166,012,077	147,282,372
Deferred income tax assets	14,775,757	23,423,170
Other non-financial assets	17,629,463	36,307,589
TOTAL ASSETS	1,509,545,082	843,838,963
LIABILITIES
Deposits		651,612,089
Non-financial private sector and foreign residents		651,612,089
Other financial liabilities	1,645,110	2,341,266
Financing received from the Argentine Central Bank and other financial institutions	4,680,557	3,134,903
Provisions	40,493,718	32,389,459
Deferred income tax liability	9,740,641
TOTAL LIABILITIES	56,560,026	689,477,717
Later than one year [member] | Loans and other financing
ASSETS
Financial assets	$ 640,377,932	$ 169,649,699